RULE 497 FILING

On behalf of the Goldman Sachs funds listed in Exhibit A (each a “Fund” and collectively the “Funds”), each Fund a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on April 7, 2017 (Accession No. 0001193125-17-115657), which is incorporated by reference into this Rule 497 Filing.

Exhibit A

Goldman Sachs Absolute Return Multi-Asset Fund	Goldman Sachs International Equity Insights Fund

Goldman Sachs Absolute Return Tracker Fund	Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Asia Equity Fund	Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs Bond Fund	Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Capital Growth Fund	Goldman Sachs Investor Money Market Fund

Goldman Sachs Commodity Strategy Fund	Goldman Sachs Investor Tax-Exempt Money Market Fund

Goldman Sachs Concentrated Growth Fund	Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Core Fixed Income Fund	Goldman Sachs Large Cap Value Fund

Goldman Sachs Dynamic Allocation Fund	Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Dynamic Emerging Markets Debt Fund	Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs Dynamic Municipal Income Fund	Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Dynamic U.S. Equity Fund	Goldman Sachs Long Short Fund

Goldman Sachs Emerging Markets Debt Fund	Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Emerging Markets Equity Fund	Goldman Sachs Mid Cap Value Fund

Goldman Sachs Emerging Markets Equity Insights Fund	Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Enhanced Dividend Global Equity Portfolio	Goldman Sachs N-11 Equity Fund

Goldman Sachs Enhanced Income Fund	Goldman Sachs Real Estate Securities Fund

Goldman Sachs Equity Growth Strategy Portfolio	Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Financial Square Government Fund	Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Fixed Income Macro Strategies Fund	Goldman Sachs Short Duration Government Fund

Goldman Sachs Flexible Cap Growth Fund	Goldman Sachs Short Duration Income Fund

Goldman Sachs Focused Growth Fund	Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Focused International Equity Fund	Goldman Sachs Short-Term Conservative Income Fund

Goldman Sachs Focused Value Fund	Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Global Income Fund	Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Global Infrastructure Fund	Goldman Sachs Small Cap Value Fund

Goldman Sachs Global Real Estate Securities Fund	Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs Government Income Fund	Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Growth and Income Fund	Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund	Goldman Sachs Strategic Income Fund

Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Strategic International Equity Fund

Goldman Sachs High Quality Floating Rate Fund	Goldman Sachs Tax-Advantaged Global Equity Portfolio

Goldman Sachs High Yield Floating Rate Fund	Goldman Sachs Technology Opportunities Fund

Goldman Sachs High Yield Fund	Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs High Yield Municipal Fund	Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Income Builder Fund	Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Inflation Protected Securities Fund	Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs International Equity Dividend and Premium Fund